Principal Funds, Inc.
Supplement dated October 9, 2018
to the Statutory Prospectus dated March 1, 2018
(as supplemented on March 7, 2018, March 19, 2018, June 15, 2018, June 20, 2018, July 13, 2018, August 20, 2018, and September 17, 2018)
This supplement updates information currently in the Statutory Prospectus. Please retain this supplement for future reference.

SUMMARY FOR GLOBAL DIVERSIFIED INCOME FUND
Effective on or about October 31, 2018, in the Management section, under Sub-Advisors, delete Colonial First State Asset Management (Australia) Limited.

SUMMARY FOR HIGH YIELD FUND I
Effective on or about January 2, 2019, in the Management section, under Sub-Advisors, delete BNY Mellon Asset Management North America Corporation and add Mellon Corporation to the alphabetical list of sub-advisors.

SUMMARY FOR LARGECAP S&P 500 INDEX FUND
SUMMARY FOR MIDCAP S&P 400 INDEX FUND
SUMMARY FOR SMALLCAP S&P 600 INDEX FUND
Effective October 15, 2018, in the Management section, under Investment Advisor and Portfolio Managers, delete Thomas L. Kruchten, and add the following to the alphabetical list of portfolio managers:
Aaron J. Siebel (since 2018), Portfolio Manager

MANAGEMENT OF THE FUNDS
Effective October 15, 2018, in The Manager and Advisor section, delete Thomas L. Kruchten.
Effective October 15, 2018, in The Manager and Advisor section, add the following to the alphabetical list of portfolio managers:
Aaron J. Siebel has been with Principal® since 2005. He earned a bachelor’s degree in Finance from the University of Iowa.
Effective on or about January 2, 2019, in The Sub-Advisors section, delete references to BNY Mellon Asset Management North America Corporation and replace with the following:

Sub-Advisor:	Mellon Corporation (“Mellon”), BNY Mellon Center, One Boston Place, Boston, MA 02108, is a multi-asset investment adviser providing clients with a wide range of investment solutions.

Fund:	a portion of High Yield I
Effective on or about October 31, 2018, in The Sub-Advisors section, delete references to Colonial First State Asset Management (Australia) Limited.

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